INCOME TAXES (Details 3)	12 Months Ended
Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes, net of refunds received	$ 24,100
New York State Division of Taxation and Finance [Member]
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes, net of refunds received	6,800
TN State Division Of Taxation And Finance [Member]
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes, net of refunds received	3,800
TX State Division Of Taxation And Finance [Member]
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes, net of refunds received	11,100
Other State Division Of Taxation And Finance [Member]
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes, net of refunds received	$ 2,400